13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)

13.          ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)

	Three Months Ended March 31, 2014	Three Months Ended March 31, 2013

Accumulated OCI, beginning of period:
Currency translation adjustment	$465,615	$3,253,019
	$465,615	$3,253,019

Other comprehensive loss for the period:
Currency translation adjustments	$(1,696,288)	$(583,198)
	$(1,696,288)	$(583,198)

Accumulated OCI, end of period:
Currency translation adjustment	$(1,230,673)	$2,669,821
	$(1,230,673)	$2,669,821